Vessels and Drilling Rigs (Tables)	6 Months Ended
Jun. 30, 2011
Vessels And Drilling Rigs [Abstract]
Drybulk and Tanker vessels

	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2010	$2,328,845	$(410,879)	$1,917,966
Additions/transfers from vessels under construction	192,672	0	192,672
Disposals	(26,500)	223	(26,277)
Vessel total constructive loss	(35,261)	2,125	(33,136)
Vessel transfer to held for sale	(21,104)	904	(20,200)
Impairment loss	(193,067)	80,963	(112,104)
Depreciation	0	(55,829)	(55,829)
Balance, June 30, 2011	$2,245,585	$(382,493)	$1,863,092

Drilling Rigs

	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$1,441,630	$(192,297)	$1,249,333
Additions/transfers from rigs under construction	1,784,185	0	1,784,185
Disposals	(169)	70	(99)
Depreciation	0	(64,345)	(64,345)
Balance June 30, 2011	$3,225,646	$(256,572)	$2,969,074